Long Term Debt - Summary (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Long term debt
Less current portion	$ (316,906)	$ (15,608,349)
Long-term debt, less current portion	11,627,643	5,556,782
LSA with Pacific Western
Long term debt
Long-term debt		9,069,463
A&R LSA
Long term debt
Long-term debt	10,802,355
UNC promissory note
Long term debt
Long-term debt	0	2,257,684
Convertible Notes
Long term debt
Long-term debt	0	$ 9,837,984
CSC build-to-suit equipment financing, net of discount
Long term debt
Long-term debt	$ 1,142,194